Allowance for Credit Losses (Portfolio Credit Quality) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loan portfolio by credit quality indicator
2021	$ 3,641,975
2020	1,540,327	$ 3,601,680
2019	885,554	1,627,511
2018	616,037	1,087,031
2017	241,896	556,923
2016/Prior	283,362	327,336
Prior		341,273
Total loans	7,209,151	7,541,754
Commercial, financial and agricultural
Loan portfolio by credit quality indicator
Total loans	4,497,444	4,516,288
Commercial, financial and agricultural | Domestic | Commercial.
Loan portfolio by credit quality indicator
2021	1,154,047
2020	168,461	1,288,332
2019	78,434	241,724
2018	58,577	146,051
2017	37,178	85,596
2016/Prior	5,155	14,216
Prior		10,017
Total loans	1,501,852	1,785,936
Commercial, financial and agricultural | Domestic | Commercial. | Pass
Loan portfolio by credit quality indicator
2021	1,041,763
2020	167,691	1,168,671
2019	77,579	240,869
2018	58,439	145,670
2017	37,104	85,434
2016/Prior	5,144	13,901
Prior		10,000
Total loans	1,387,720	1,664,545
Commercial, financial and agricultural | Domestic | Commercial. | Special Review
Loan portfolio by credit quality indicator
2021	74,559
2020	497	75,638
2019	139
2018	81
Total loans	75,276	75,638
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Pass
Loan portfolio by credit quality indicator
2021	33,920
2020		39,886
2019		11
2017		3
2016/Prior	10
Prior		17
Total loans	33,930	39,917
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Substandard
Loan portfolio by credit quality indicator
2021	3,581
2020	273	3,360
2019	716	683
2018	57	289
2016/Prior	1	315
Total loans	4,628	4,647
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Doubtful
Loan portfolio by credit quality indicator
2021	224
2020		777
2019		161
2018		92
2017	74	159
Total loans	298	1,189
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan portfolio by credit quality indicator
2021	1,021,054
2020	780,449	1,002,557
2019	292,569	380,123
2018	420,801	391,303
2017	98,606	192,165
2016/Prior	97,577	206,193
Prior		116,967
Total loans	2,711,056	2,289,308
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Pass
Loan portfolio by credit quality indicator
2021	1,001,335
2020	680,777	884,070
2019	288,333	373,993
2018	417,353	386,268
2017	96,096	189,639
2016/Prior	97,119	202,500
Prior		116,729
Total loans	2,581,013	2,153,199
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Special Review
Loan portfolio by credit quality indicator
2021	929
2020	1,292	3,041
2018	3,448	4,758
2017	61	177
2016/Prior		3,218
Total loans	5,730	11,194
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Pass
Loan portfolio by credit quality indicator
2021	18,790
2020	44,059	61,637
2019		942
2018		277
2017	94	80
2016/Prior	1
Total loans	62,944	62,936
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
2020	54,097	53,809
2019	3,899	4,986
2017	2,355	2,269
2016/Prior	456	475
Prior		1
Total loans	60,807	61,540
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Doubtful
Loan portfolio by credit quality indicator
2020	224
2019	337	202
2016/Prior	1
Prior		237
Total loans	562	439
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan portfolio by credit quality indicator
2021	133,152
2020	40,897	74,711
2019	78,609	208,356
2018	10,632	82,818
2017	14,217	64,110
2016/Prior	7,029	6,801
Prior		4,248
Total loans	284,536	441,044
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
2021	133,152
2020	40,766	74,577
2019	78,609	208,356
2018	10,632	82,818
2017	14,217	64,110
2016/Prior	7,029	6,801
Prior		4,248
Total loans	284,405	440,910
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Watch List - Doubtful
Loan portfolio by credit quality indicator
2020	131	134
2019
2018
2017
2016/Prior
Prior
Total loans	131	134
Obligations of states and political subdivisions
Loan portfolio by credit quality indicator
Total loans	1,668,113	1,846,757
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan portfolio by credit quality indicator
2021	967,431
2020	335,593	833,796
2019	308,884	600,602
2018	37,124	320,308
2017	16,642	78,174
2016/Prior	2,439	10,534
Prior		3,343
Total loans	1,668,113	1,846,757
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
2021	966,946
2020	312,389	773,165
2019	308,673	576,707
2018	37,124	320,308
2017	16,642	78,174
2016/Prior	2,439	10,534
Prior		3,343
Total loans	1,644,213	1,762,231
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
2020		20,828
2019	211	21,650
2018
2017
2016/Prior
Prior
Total loans	211	42,478
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Watch List - Pass
Loan portfolio by credit quality indicator
2020	23,100	23,101
2019		1,451
Total loans	23,100	24,552
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Watch List - Doubtful
Loan portfolio by credit quality indicator
2021	485
2020	104	16,702
2019		794
Total loans	589	17,496
Real estate - mortgage
Loan portfolio by credit quality indicator
Total loans	867,831	999,144
Real estate - mortgage | Domestic | Residential: first lien
Loan portfolio by credit quality indicator
2021	128,798
2020	52,812	81,090
2019	57,352	62,179
2018	49,259	72,430
2017	29,599	54,593
2016/Prior	85,838	29,299
Prior		105,528
Total loans	403,658	405,119
Real estate - mortgage | Domestic | Residential: first lien | Pass
Loan portfolio by credit quality indicator
2021	128,742
2020	52,725	81,004
2019	57,249	62,165
2018	49,259	72,299
2017	29,477	54,593
2016/Prior	85,838	29,250
Prior		105,463
Total loans	403,290	404,774
Real estate - mortgage | Domestic | Residential: first lien | Watch List - Pass
Loan portfolio by credit quality indicator
2019		14
2018		131
Total loans		145
Real estate - mortgage | Domestic | Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
2021	56
2019	103
2017	122
2016/Prior		49
Total loans	281	49
Real estate - mortgage | Domestic | Residential: first lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2020	87	86
Prior		65
Total loans	87	151
Real estate - mortgage | Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
2021	130,629
2020	123,062	197,048
2019	59,113	108,276
2018	30,603	61,674
2017	40,855	75,868
2016/Prior	79,911	56,705
Prior		94,454
Total loans	464,173	594,025
Real estate - mortgage | Domestic | Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
2021	130,629
2020	123,062	196,308
2019	59,113	108,276
2018	30,603	61,636
2017	40,855	75,056
2016/Prior	79,911	56,705
Prior		94,454
Total loans	464,173	592,435
Real estate - mortgage | Domestic | Residential Junior Lien | Special Review
Loan portfolio by credit quality indicator
2020		740
2019
2018
2017		812
2016/Prior
Prior
Total loans		1,552
Real estate - mortgage | Domestic | Residential Junior Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2018		38
Total loans		38
Consumer
Loan portfolio by credit quality indicator
Total loans	40,966	40,595
Consumer | Domestic
Loan portfolio by credit quality indicator
2021	32,053
2020	5,693	30,910
2019	1,370	7,159
2018	189	875
2017	9	225
2016/Prior	1,652	55
Prior		1,371
Total loans	40,966	40,595
Consumer | Domestic | Pass
Loan portfolio by credit quality indicator
2021	32,053
2020	5,693	30,910
2019	1,370	7,159
2018	189	875
2017	9	225
2016/Prior	1,652	55
Prior		1,371
Total loans	40,966	40,595
Foreign.
Loan portfolio by credit quality indicator
Total loans	134,797	138,970
Foreign. | Foreign
Loan portfolio by credit quality indicator
2021	74,811
2020	33,360	93,236
2019	9,223	19,092
2018	8,852	11,572
2017	4,790	6,192
2016/Prior	3,761	3,533
Prior		5,345
Total loans	134,797	138,970
Foreign. | Foreign | Pass
Loan portfolio by credit quality indicator
2021	74,811
2020	33,360	93,236
2019	9,223	19,092
2018	8,852	11,572
2017	4,790	6,192
2016/Prior	3,761	3,533
Prior		5,345
Total loans	$ 134,797	$ 138,970